Segmented Information - Geographic Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas
Sales	$ 4,321	$ 4,001
CANADA
Disclosure of geographical areas
Sales	2,128	2,030
CANADA | Within Canada
Disclosure of geographical areas
Sales	1,629	1,511
CANADA | To the United States
Disclosure of geographical areas
Sales	488	505
CANADA | Other countries
Disclosure of geographical areas
Sales	11	14
UNITED STATES
Disclosure of geographical areas
Sales	1,291	1,112
UNITED STATES | Within Canada
Disclosure of geographical areas
Sales	73	45
UNITED STATES | To the United States
Disclosure of geographical areas
Sales	1,217	1,065
UNITED STATES | Other countries
Disclosure of geographical areas
Sales	1	2
Italy
Disclosure of geographical areas
Sales	417	381
Italy | Within Italy
Disclosure of geographical areas
Sales	279	241
Italy | Other countries
Disclosure of geographical areas
Sales	138	140
Other Countries
Disclosure of geographical areas
Sales	485	478
Other Countries | Other countries
Disclosure of geographical areas
Sales	74	79
Other Countries | Within Europe
Disclosure of geographical areas
Sales	$ 411	$ 399